July 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Mid-Cap Value Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
July 31, 2026
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 1.5%
L3Harris Technologies, Inc.	34,540	$ 9,569,652
Textron, Inc.	78,688	6,708,939
		16,278,591
Air Freight & Logistics — 1.7%
FedEx Corp.	61,120	18,788,288
Automobile Components — 2.2%
Aptiv PLC(a)	217,419	12,277,651
Lear Corp.	84,674	11,061,812
Versigent PLC(a)	42,018	1,737,444
		25,076,907
Banks — 4.2%
Citizens Financial Group, Inc.	113,396	8,124,823
First Citizens BancShares, Inc., Class A	12,208	26,694,623
Pinnacle Financial Partners, Inc.	111,120	11,693,158
		46,512,604
Beverages — 1.4%
Keurig Dr. Pepper, Inc.	515,421	16,039,901
Biotechnology(a) — 1.3%
Moderna, Inc.	100,627	5,516,372
Neurocrine Biosciences, Inc.	57,477	9,587,164
		15,103,536
Building Products — 1.9%
Fortune Brands Innovations, Inc.	314,762	15,505,176
Gibraltar Industries, Inc.(a)	125,604	5,308,025
		20,813,201
Capital Markets — 2.7%
Carlyle Group, Inc.	263,854	12,142,561
Charles Schwab Corp.	107,891	11,354,449
Onex Corp.	94,663	7,248,369
		30,745,379
Chemicals — 1.9%
PPG Industries, Inc.	190,133	21,013,499
Commercial Services & Supplies — 1.2%
Rentokil Initial PLC	2,945,020	13,562,575
Communications Equipment — 0.6%
Nokia OYJ, ADR	785,811	7,182,313
Consumer Finance — 0.7%
SLM Corp.	318,517	8,279,849
Consumer Staples Distribution & Retail — 1.1%
Dollar General Corp.	98,284	12,486,982
Containers & Packaging — 3.2%
Crown Holdings, Inc.	173,675	20,467,599
Sonoco Products Co.	270,177	15,227,175
		35,694,774
Electric Utilities — 5.1%
Alliant Energy Corp.	152,229	10,774,768
American Electric Power Co., Inc.	121,613	15,548,222
Evergy, Inc.	207,700	17,241,177
Exelon Corp.	283,529	12,991,299
		56,555,466
Electrical Equipment — 0.6%
Sensata Technologies Holding PLC	144,091	6,669,972
Security	Shares	Value
Electronic Equipment, Instruments & Components — 4.7%
Avnet, Inc.	126,759	$ 11,261,270
CDW Corp./DE	164,045	24,247,491
Ralliant Corp.	258,125	16,873,631
		52,382,392
Entertainment — 0.6%
Universal Music Group NV	436,319	7,199,068
Financial Services — 4.1%
Corebridge Financial, Inc.	388,359	12,112,917
Fidelity National Information Services, Inc.	470,377	21,058,779
Global Payments, Inc.	128,239	10,782,335
UWM Holdings Corp., Class A	1,269,539	2,310,561
		46,264,592
Food Products — 0.5%
Kraft Heinz Co.	204,516	5,286,739
Ground Transportation — 1.6%
Fedex Freight Holding Co., Inc.(a)	30,672	4,310,336
Knight-Swift Transportation Holdings, Inc.	141,512	9,839,329
Lyft, Inc., Class A(a)	202,633	3,213,760
		17,363,425
Health Care Equipment & Supplies — 4.1%
Baxter International, Inc.	909,027	23,780,146
Becton Dickinson & Co.	130,189	21,561,902
		45,342,048
Health Care Providers & Services — 5.3%
Cardinal Health, Inc.	88,609	20,382,728
CVS Health Corp.	251,500	26,264,145
Humana, Inc.	33,733	12,274,090
		58,920,963
Health Care REITs — 1.3%
Healthcare Realty Trust, Inc., Class A	714,881	15,019,650
Hotels, Restaurants & Leisure — 0.7%
Restaurant Brands International, Inc.	103,194	7,638,420
Household Durables — 1.0%
M/I Homes, Inc.(a)	76,199	11,134,960
Industrial REITs — 2.6%
Rexford Industrial Realty, Inc.	491,475	18,563,011
STAG Industrial, Inc.	282,667	10,814,839
		29,377,850
Insurance — 3.5%
American International Group, Inc.	137,869	10,833,746
Arthur J Gallagher & Co.	48,688	12,143,761
Assurant, Inc.	26,019	7,264,244
Fidelity National Financial, Inc., Class A	167,152	8,623,372
		38,865,123
Interactive Media & Services — 1.0%
Autohome, Inc., Class A, ADR	191,254	4,440,918
Yelp, Inc.(a)	242,890	6,419,583
		10,860,501
IT Services — 0.8%
GDS Holdings Ltd., ADR(a)(b)	261,971	8,576,931
Leisure Products — 1.1%
Hasbro, Inc.	125,499	11,789,376

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Mid-Cap Value Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services(a) — 2.8%
Avantor, Inc.	1,646,554	$ 22,689,514
ICON PLC(b)	50,840	8,315,645
		31,005,159
Machinery — 2.8%
Fortive Corp.	183,429	10,860,831
Middleby Corp.(a)	78,968	10,548,545
Midera Food Processing, Inc.(a)	78,968	3,786,516
Stanley Black & Decker, Inc.	62,981	5,956,743
		31,152,635
Metals & Mining — 1.4%
Barrick Mining Corp.	114,450	4,203,748
Teck Resources Ltd., Class B	198,193	11,926,784
		16,130,532
Multi-Utilities — 1.2%
DTE Energy Co.	97,914	13,891,059
Oil, Gas & Consumable Fuels — 5.3%
BP PLC, ADR	408,987	18,494,392
Enterprise Products Partners LP	449,188	17,091,603
Marathon Petroleum Corp.	17,993	5,694,245
Tourmaline Oil Corp.	409,873	18,101,250
		59,381,490
Pharmaceuticals — 0.5%
Bayer AG, Class N, Registered Shares	94,349	5,235,967
Professional Services — 3.5%
Concentrix Corp.	83,856	2,062,858
Maximus, Inc.	67,443	4,063,441
SS&C Technologies Holdings, Inc.	311,017	23,963,860
TransUnion	116,580	9,165,519
		39,255,678
Residential REITs — 1.2%
AvalonBay Communities, Inc.	72,432	13,444,104
Semiconductors & Semiconductor Equipment — 0.7%
ON Semiconductor Corp.(a)	94,091	7,678,766
Software(a) — 2.0%
Nice Ltd., ADR(b)	107,465	10,616,467
Workday, Inc., Class A	70,694	11,335,076
		21,951,543
Specialized REITs — 0.9%
Crown Castle, Inc.	135,851	10,365,431
Specialty Retail — 2.6%
AutoZone, Inc.(a)	3,711	11,193,304
Bath & Body Works, Inc.	300,535	6,046,764
CarMax, Inc.(a)	211,041	12,084,208
		29,324,276
Technology Hardware, Storage & Peripherals — 3.6%
Hewlett Packard Enterprise Co.	372,868	17,860,377
HP, Inc.	370,030	10,090,718
Western Digital Corp.	21,820	11,888,409
		39,839,504
Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.4%
Swatch Group AG, Class BR(b)	20,471	$ 4,576,834
Tobacco — 0.9%
British American Tobacco PLC, ADR	158,384	9,605,990
Trading Companies & Distributors — 1.8%
WESCO International, Inc.	59,876	20,566,807
Total Common Stocks — 95.8% (Cost: $899,128,910)		1,070,231,650
Investment Companies
Biotechnology — 0.2%
State Street SPDR S&P Biotech ETF(b)	18,643	2,740,708
Total Investment Companies — 0.2% (Cost: $1,474,568)		2,740,708
Preferred Securities
Preferred Stocks — 1.4%
Household Products — 1.4%
Henkel AG & Co. KGaA	173,328	15,110,508
		15,110,508
Total Preferred Securities — 1.4% (Cost: $14,130,209)		15,110,508
Total Long-Term Investments — 97.4% (Cost: $914,733,687)		1,088,082,866
Short-Term Securities
Money Market Funds — 3.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.81%(c)(d)(e)	14,539,408	14,543,770
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(c)(d)	28,214,020	28,214,020
Total Short-Term Securities — 3.8% (Cost: $42,756,881)		42,757,790
Total Investments — 101.2% (Cost: $957,490,568)		1,130,840,656
Liabilities in Excess of Other Assets — (1.2)%		(13,930,102)
Net Assets — 100.0%		$ 1,116,910,554

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Mid-Cap Value Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/26	Shares Held at 07/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 30,995,500	$ —	$ (16,453,027)(a)	$ 1,530	$ (233)	$ 14,543,770	14,539,408	$ 30,437 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	35,191,493	—	(6,977,473)(a)	—	—	28,214,020	28,214,020	311,588	—
				$ 1,530	$ (233)	$ 42,757,790		$ 342,025	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$ 16,278,591	$ —	$ —	$ 16,278,591
Air Freight & Logistics	18,788,288	—	—	18,788,288
Automobile Components	25,076,907	—	—	25,076,907
Banks	46,512,604	—	—	46,512,604
Beverages	16,039,901	—	—	16,039,901
Biotechnology	15,103,536	—	—	15,103,536
Building Products	20,813,201	—	—	20,813,201
Capital Markets	30,745,379	—	—	30,745,379
Chemicals	21,013,499	—	—	21,013,499
Commercial Services & Supplies	—	13,562,575	—	13,562,575
Communications Equipment	7,182,313	—	—	7,182,313
Consumer Finance	8,279,849	—	—	8,279,849
Consumer Staples Distribution & Retail	12,486,982	—	—	12,486,982
Containers & Packaging	35,694,774	—	—	35,694,774
Electric Utilities	56,555,466	—	—	56,555,466
Electrical Equipment	6,669,972	—	—	6,669,972

Schedule of Investments (unaudited)(continued)
July 31, 2026
BlackRock Mid-Cap Value Fund

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$ 52,382,392	$ —	$ —	$ 52,382,392
Entertainment	—	7,199,068	—	7,199,068
Financial Services	46,264,592	—	—	46,264,592
Food Products	5,286,739	—	—	5,286,739
Ground Transportation	17,363,425	—	—	17,363,425
Health Care Equipment & Supplies	45,342,048	—	—	45,342,048
Health Care Providers & Services	58,920,963	—	—	58,920,963
Health Care REITs	15,019,650	—	—	15,019,650
Hotels, Restaurants & Leisure	7,638,420	—	—	7,638,420
Household Durables	11,134,960	—	—	11,134,960
Industrial REITs	29,377,850	—	—	29,377,850
Insurance	38,865,123	—	—	38,865,123
Interactive Media & Services	10,860,501	—	—	10,860,501
IT Services	8,576,931	—	—	8,576,931
Leisure Products	11,789,376	—	—	11,789,376
Life Sciences Tools & Services	31,005,159	—	—	31,005,159
Machinery	31,152,635	—	—	31,152,635
Metals & Mining	16,130,532	—	—	16,130,532
Multi-Utilities	13,891,059	—	—	13,891,059
Oil, Gas & Consumable Fuels	59,381,490	—	—	59,381,490
Pharmaceuticals	—	5,235,967	—	5,235,967
Professional Services	39,255,678	—	—	39,255,678
Residential REITs	13,444,104	—	—	13,444,104
Semiconductors & Semiconductor Equipment	7,678,766	—	—	7,678,766
Software	21,951,543	—	—	21,951,543
Specialized REITs	10,365,431	—	—	10,365,431
Specialty Retail	29,324,276	—	—	29,324,276
Technology Hardware, Storage & Peripherals	39,839,504	—	—	39,839,504
Textiles, Apparel & Luxury Goods	—	4,576,834	—	4,576,834
Tobacco	9,605,990	—	—	9,605,990
Trading Companies & Distributors	20,566,807	—	—	20,566,807
Investment Companies	2,740,708	—	—	2,740,708
Preferred Securities
Preferred Stocks	—	15,110,508	—	15,110,508
Short-Term Securities
Money Market Funds	42,757,790	—	—	42,757,790
	$1,085,155,704	$45,684,952	$—	$1,130,840,656

Portfolio Abbreviation
ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depository Receipt
Schedule of Investments